Depreciation and Amortization (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 28, 2012	Dec. 30, 2011
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 127	$ 102	$ 144
Total segment
Segment Reporting Information [Line Items]
Depreciation and amortization	120	95	137
Total segment | North American Full-Service Segment
Segment Reporting Information [Line Items]
Depreciation and amortization	57	46	50
Total segment | North American Limited-Service Segment
Segment Reporting Information [Line Items]
Depreciation and amortization	21	16	23
Total segment | International Segment
Segment Reporting Information [Line Items]
Depreciation and amortization	42	33	35
Total segment | Former Timeshare Segment
Segment Reporting Information [Line Items]
Depreciation and amortization	0	0	29
Other unallocated corporate
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 7	$ 7	$ 7